BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 31,464	$ 21,954
Accounts receivable, net	269,202	224,676
Inventory, net	411,023	475,786
Prepaid expenses and other current assets	9,063	8,963
Total current assets	720,752	731,379
PROPERTY, PLANT AND EQUIPMENT, NET	104,381	94,739
TOTAL ASSETS	825,133	826,118
CURRENT LIABILITIES:
Accounts payable - trade	196,609	83,798
Accounts payable - Zwest	305,215	801,531
Accrued liabilities	266,713	180,853
Notes payable - current portion	35,000	235,000
Notes payable - related parties	145,679	145,679
Accrued interest - related party	59,096	59,096
Total current liabilities	1,008,312	1,505,957
Note payable - long term	550,000	100,000
TOTAL LIABILITIES	1,558,312	1,605,957
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value, 20,000,000 shares authorized, 8,000,000 seed series convertible preferred stock designated, 1,799,331 and 1,399,331 seed series shares issued and outstanding respectively	1,799	1,399
Common stock, $0.001 par value, 100,000,000 shares authorized, 5,080,750 and 4,807,750 shares issued, respectively and 4,080,750 and 3,807,750 shares outstanding, respectively	5,081	4,808
Additional paid in capital	2,183,283	1,437,958
Treasury stock, at cost, 1,000,000 shares	(100,000)	(100,000)
Accumulated deficit	(2,823,342)	(2,124,004)
Total stockholders' deficit	(733,179)	(779,839)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICITS	$ 825,133	$ 826,118